Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Convertible Bonds — 1.4%
Security	Principal Amount (000's omitted)		Value
China — 0.5%
Meituan, 0.00%, 4/27/27(1)	USD	7,000	$ 6,128,500
			$ 6,128,500
Costa Rica — 0.5%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	7,726	$ 7,159,162
			$ 7,159,162
India — 0.3%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(1)	USD	4,965	$ 3,796,835
			$ 3,796,835
South Africa — 0.1%
HTA Group, Ltd., 2.875%, 3/18/27(1)	USD	1,000	$ 818,500
			$ 818,500
Total Convertible Bonds (identified cost $19,168,528)			$ 17,902,997

Foreign Corporate Bonds — 23.5%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(2)(3)	USD	419	$ 433,248
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(2)	USD	1,715	1,688,598
			$ 2,121,846
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	2,559	$ 2,501,422
			$ 2,501,422
Brazil — 2.9%
Coruripe Netherlands BV:
10.00%, 2/10/27(2)	USD	1,683	$ 1,245,420
10.00%, 2/10/27(1)	USD	6,631	4,906,940
Guara Norte S.a.r.l., 5.198%, 6/15/34(1)	USD	6,080	5,184,523
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(1)	USD	3,542	2,671,038
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(2)	USD	5,146	$ 3,959,833
MV24 Capital BV, 6.748%, 6/1/34(1)	USD	5,744	5,135,573
Natura & Co. Luxembourg Holdings S.a.r.l.:
6.00%, 4/19/29(1)	USD	1,749	1,563,164
6.00%, 4/19/29(2)	USD	3,012	2,691,967
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	USD	6,635	5,539,498
Vale S.A., 2.762%(4)(5)	BRL	55,335	3,522,342
			$ 36,420,298
Bulgaria — 0.2%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(1)	EUR	2,908	$ 2,625,177
			$ 2,625,177
Burkina Faso — 0.5%
Endeavour Mining PLC, 5.00%, 10/14/26(1)	USD	7,463	$ 6,502,512
			$ 6,502,512
Chile — 1.0%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(1)(6)	USD	1,073	$ 997,668
7.125% to 4/7/24, 3/26/79(1)(6)	USD	1,596	1,504,781
Latam Airlines Group S.A., 13.375%, 10/15/27(2)	USD	4,510	4,716,207
VTR Comunicaciones SpA:
4.375%, 4/15/29(1)	USD	4,932	2,548,518
5.125%, 1/15/28(1)	USD	4,407	2,465,694
			$ 12,232,868
China — 0.3%
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	2,017	$ 559,012
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(1)(7)	USD	6,581	861,293
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(1)(7)	USD	2,800	566,169
8.35%, 4/19/23(1)(7)	USD	3,964	817,811
Times China Holdings, Ltd.:
5.55%, 6/4/24(1)(7)	USD	8,252	1,072,899
6.75%, 7/16/23(1)(7)	USD	3,803	522,912
			$ 4,400,096
Colombia — 1.0%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(2)	USD	6,500	$ 5,217,376

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Colombia (continued)
Aris Mining Corp., 6.875%, 8/9/26(1)	USD	6,230	$ 4,947,430
Canacol Energy, Ltd., 5.75%, 11/24/28(1)	USD	2,936	2,347,024
			$ 12,511,830
Costa Rica — 0.3%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(2)	USD	4,000	$ 3,874,120
			$ 3,874,120
Georgia — 0.3%
TBC Bank JSC, 8.894% to 11/6/26(1)(4)(6)	USD	4,741	$ 4,256,707
			$ 4,256,707
Ghana — 0.4%
Tullow Oil PLC, 10.25%, 5/15/26(1)	USD	6,369	$ 4,980,143
			$ 4,980,143
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(1)	USD	1,119	$ 1,034,241
			$ 1,034,241
Hungary — 0.5%
OTP Bank Nyrt, 8.75%, 5/15/33(1)	USD	6,300	$ 6,111,000
			$ 6,111,000
India — 0.8%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(1)	USD	8,087	$ 7,007,374
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(1)	USD	4,044	3,514,880
			$ 10,522,254
Indonesia — 0.7%
Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 11/2/25(1)(8)	USD	3,692	$ 3,084,459
Minejesa Capital BV, 4.625%, 8/10/30(1)	USD	7,109	6,273,693
			$ 9,358,152
Mexico — 4.4%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(7)	USD	9,319	$ 128,136
10.00%, 12/19/22(1)(7)	USD	5,495	33,792
Banco Mercantil del Norte S.A., 8.375% to 10/14/30(1)(4)(6)	USD	1,793	1,697,523
BBVA Bancomer S.A., 5.125% to 1/17/28, 1/18/33(1)(6)	USD	3,495	3,087,468
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Braskem Idesa SAPI:
6.99%, 2/20/32(1)	USD	1,977	$ 1,416,026
7.45%, 11/15/29(1)	USD	9,158	7,254,407
Cemex SAB de CV:
5.125% to 6/8/26(1)(4)(6)	USD	7,700	6,827,590
9.125% to 3/14/28(2)(4)(6)	USD	5,480	5,448,496
Credito Real SAB de CV:
5.00%, 2/1/27(1)(7)	EUR	994	89,504
8.00%, 1/21/28(1)(7)	USD	7,574	509,427
9.50%, 2/7/26(1)(7)	USD	565	40,966
Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23(1)(7)	USD	300	21,750
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(2)	USD	7,480	6,732,000
Petroleos Mexicanos:
5.95%, 1/28/31	USD	14,704	10,878,434
7.19%, 9/12/24(2)	MXN	1,420	73,351
10.00%, 2/7/33(2)	USD	4,048	3,763,078
Total Play Telecomunicaciones S.A. de CV:
6.375%, 9/20/28(1)	USD	735	484,800
7.50%, 11/12/25(1)	USD	11,151	7,804,121
			$ 56,290,869
Moldova — 0.3%
Aragvi Finance International DAC, 8.45%, 4/29/26(1)	USD	5,608	$ 3,869,520
			$ 3,869,520
Nigeria — 0.9%
IHS Holding, Ltd., 5.625%, 11/29/26(1)	USD	2,679	$ 2,248,538
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	USD	5,098	4,495,671
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(1)	USD	5,387	4,322,637
			$ 11,066,846
Panama — 0.3%
Multibank, Inc., 7.75%, 2/3/28(2)	USD	3,919	$ 3,936,244
			$ 3,936,244
Paraguay — 0.7%
Frigorifico Concepcion S.A.:
7.70%, 7/21/28(2)	USD	7,960	$ 5,702,624
7.70%, 7/21/28(1)	USD	3,601	2,579,792
			$ 8,282,416

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru — 1.8%
Auna SAA, 6.50%, 11/20/25(1)	USD	14,272	$ 11,250,546
Peru LNG SRL, 5.375%, 3/22/30(1)	USD	6,133	4,958,623
Telefonica del Peru SAA, 7.375%, 4/10/27(1)	PEN	29,500	6,685,913
			$ 22,895,082
Russia — 0.2%
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(1)(7)	USD	1,672	$ 852,720
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(1)(4)(6)	USD	4,509	2,186,865
			$ 3,039,585
Saint Lucia — 0.5%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	USD	7,677	$ 6,959,661
			$ 6,959,661
Singapore — 0.8%
Indika Energy Capital IV Pte, Ltd., 8.25%, 10/22/25(1)	USD	3,216	$ 3,193,462
Puma International Financing S.A., 5.125%, 10/6/24(1)	USD	7,204	6,923,044
			$ 10,116,506
South Africa — 1.3%
HTA Group, Ltd., 7.00%, 12/18/25(1)	USD	4,465	$ 4,216,188
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(1)	USD	3,221	3,076,456
Sasol Financing USA, LLC:
5.50%, 3/18/31	USD	6,181	5,131,362
6.50%, 9/27/28	USD	1,859	1,719,184
8.75%, 5/3/29(2)(9)	USD	2,510	2,520,077
			$ 16,663,267
Turkey — 1.0%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(1)	USD	8,598	$ 7,126,179
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(1)	USD	6,725	5,859,291
			$ 12,985,470
Ukraine — 0.1%
Kernel Holding S.A.:
6.50%, 10/17/24(1)	USD	1,799	$ 1,155,858
6.75%, 10/27/27(1)	USD	1,028	609,090
			$ 1,764,948
Security	Principal Amount (000's omitted)		Value
United Arab Emirates — 0.4%
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(1)	USD	4,953	$ 4,957,953
			$ 4,957,953
Uzbekistan — 0.8%
International Finance Corp., 16.00%, 2/21/25	UZS	19,000,000	$ 1,703,087
Ipoteka-Bank ATIB:
5.50%, 11/19/25(1)	USD	576	525,629
16.00%, 4/16/24(1)	UZS	84,080,000	7,077,941
National Bank of Uzbekistan, 4.85%, 10/21/25(1)	USD	319	295,873
			$ 9,602,530
Vietnam — 0.6%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(1)	USD	8,110	$ 7,060,890
			$ 7,060,890
Total Foreign Corporate Bonds (identified cost $349,487,497)			$298,944,453

Loan Participation Notes — 0.8%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(3)(10)	UZS	93,585,000	$ 8,190,239
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(3)(10)	UZS	33,171,000	2,901,337
Total Loan Participation Notes (identified cost $12,665,161)			$ 11,091,576

Senior Floating-Rate Loans — 0.2%(11)
Borrower/Description	Principal Amount (000's omitted)	Value
Luxembourg — 0.2%
Zacapa S.a.r.l., Term Loan, 8.898%, (SOFR + 4.00%), 3/22/29	$2,376	$ 2,324,025
Total Senior Floating-Rate Loans (identified cost $2,365,365)		$ 2,324,025

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 56.1%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albania Government International Bond:
3.50%, 10/9/25(1)	EUR	1,473	$ 1,546,778
3.50%, 6/16/27(1)	EUR	154	155,161
			$ 1,701,939
Argentina — 0.4%
Province of Salta Argentina, 8.50%, 12/1/27(1)	USD	948	$ 739,440
Provincia de Cordoba, 6.875%, 12/10/25(1)	USD	4,085	3,402,153
Republic of Argentina, 1.00%, 7/9/29	USD	3,888	913,558
			$ 5,055,151
Armenia — 0.2%
Republic of Armenia Treasury Bond, 9.75%, 10/29/52	AMD	826,730	$ 1,848,305
			$ 1,848,305
Barbados — 0.5%
Government of Barbados:
6.50%, 10/1/29(2)	USD	2,173	$ 2,027,129
6.50%, 10/1/29(1)	USD	3,973	3,706,343
			$ 5,733,472
Benin — 1.4%
Benin Government International Bond:
4.875%, 1/19/32(1)	EUR	5,031	$ 4,155,806
4.95%, 1/22/35(1)	EUR	2,574	1,930,947
6.875%, 1/19/52(1)	EUR	15,508	11,441,453
			$ 17,528,206
Bolivia — 0.1%
Bolivian Government International Bond, 5.95%, 8/22/23(1)	USD	1,540	$ 1,402,831
			$ 1,402,831
Bosnia and Herzegovina — 0.0%(12)
Republic of Srpska:
1.50%, 10/30/23	BAM	49	$ 27,144
1.50%, 6/9/25	BAM	29	16,353
1.50%, 9/25/26	BAM	168	94,917
			$ 138,414
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 4.9%
Dominican Republic:
8.00%, 1/15/27(1)	DOP	50,040	$ 804,563
8.00%, 2/12/27(1)	DOP	255,750	4,092,628
9.75%, 6/5/26(1)	DOP	28,050	511,333
12.00%, 8/8/25(2)	DOP	217,820	3,975,595
12.75%, 9/23/29(2)	DOP	494,600	10,048,575
13.00%, 1/30/26(2)	DOP	209,070	3,933,912
13.00%, 6/9/34(1)	DOP	738,700	15,644,748
13.625%, 2/3/33(2)	DOP	504,000	10,956,437
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	17,280	276,385
12.00%, 10/3/25(2)	DOP	634,070	11,572,127
13.00%, 12/5/25(2)	DOP	53,380	1,008,056
			$ 62,824,359
Ecuador — 0.7%
Republic of Ecuador:
1.50%, 7/31/40(1)	USD	800	$ 192,029
1.50% to 7/31/23, 7/31/40(1)(13)	USD	182	43,742
1.50%, 7/31/40(1)	USD	1,640	393,682
1.50%, 7/31/40(1)	USD	2,265	543,499
1.50%, 7/31/40(1)	USD	1,538	369,186
1.50%, 7/31/40(1)	USD	410	98,421
1.50%, 7/31/40(1)	USD	3,451	828,262
5.50% to 7/31/23, 7/31/30(1)(13)	USD	10,833	5,768,943
			$ 8,237,764
Egypt — 0.4%
Arab Republic of Egypt:
7.50%, 2/16/61(1)	USD	1,981	$ 998,642
8.70%, 3/1/49(1)	USD	805	430,828
8.75%, 9/30/51(1)	USD	1,739	924,070
Egyptian Financial Co. for Sovereign Taskeek, 10.875%, 2/28/26(2)	USD	2,618	2,164,562
			$ 4,518,102
El Salvador — 0.3%
Republic of El Salvador:
5.875%, 1/30/25(1)	USD	1,147	$ 958,495
6.375%, 1/18/27(1)	USD	4,320	2,724,549
			$ 3,683,044

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ethiopia — 0.7%
Ethiopia Government International Bond, 6.625%, 12/11/24(1)	USD	11,912	$ 8,364,130
			$ 8,364,130
Honduras — 0.9%
Honduras Government International Bond:
5.625%, 6/24/30(1)	USD	6,771	$ 5,376,191
6.25%, 1/19/27(1)	USD	6,920	6,231,192
7.50%, 3/15/24(1)	USD	0(14)	18
			$ 11,607,401
India — 3.7%
India Government Bond, 7.10%, 4/18/29	INR	3,836,700	$ 46,965,943
			$ 46,965,943
Indonesia — 6.4%
Indonesia Government Bond:
6.375%, 4/15/32	IDR	126,800,000	$ 8,554,203
7.125%, 6/15/42	IDR	83,172,000	5,785,245
7.125%, 6/15/43	IDR	886,717,000	61,819,648
7.375%, 5/15/48	IDR	79,300,000	5,612,083
			$ 81,771,179
Iraq — 1.3%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	17,752	$ 16,621,968
			$ 16,621,968
Jordan — 1.3%
Kingdom of Jordan:
7.375%, 10/10/47(1)	USD	7,594	$ 6,435,611
7.50%, 1/13/29(1)	USD	9,283	9,374,159
			$ 15,809,770
Kenya — 1.6%
Government of Kenya:
6.30%, 1/23/34(1)	USD	1,892	$ 1,245,051
7.00%, 5/22/27(1)	USD	4,519	3,651,560
7.25%, 2/28/28(1)	USD	3,830	2,962,386
8.00%, 5/22/32(1)	USD	17,278	13,028,079
			$ 20,887,076
Lebanon — 0.3%
Lebanese Republic:
5.80%, 4/14/20(1)(7)	USD	825	$ 51,150
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanese Republic: (continued)
6.00%, 1/27/23(1)(7)	USD	3,686	$ 221,160
6.10%, 10/4/22(1)(7)	USD	14,110	874,820
6.15%, 6/19/20(7)	USD	1,096	67,952
6.20%, 2/26/25(1)(7)	USD	1,090	67,029
6.25%, 5/27/22(7)	USD	1,850	114,006
6.25%, 11/4/24(1)(7)	USD	894	54,981
6.25%, 6/12/25(1)(7)	USD	143	8,889
6.375%, 3/9/20(7)	USD	16,140	1,000,680
6.40%, 5/26/23(7)	USD	880	55,722
6.65%, 4/22/24(1)(7)	USD	4,796	294,954
6.65%, 11/3/28(1)(7)	USD	8,115	495,177
6.75%, 11/29/27(1)(7)	USD	29	1,752
6.85%, 5/25/29(7)	USD	3,159	196,237
7.00%, 12/3/24(7)	USD	369	23,505
7.00%, 3/20/28(1)(7)	USD	1,874	115,324
7.05%, 11/2/35(1)(7)	USD	564	34,415
7.15%, 11/20/31(1)(7)	USD	226	13,883
8.20%, 5/17/33(7)	USD	77	4,709
8.25%, 4/12/21(1)(7)	USD	5,837	379,405
8.25%, 5/17/34(7)	USD	65	3,898
			$ 4,079,648
Mexico — 6.6%
Mexican Udibonos:
2.75%, 11/27/31	MXN	1,500,439	$ 73,787,283
4.00%, 11/3/50	MXN	206,268	10,600,348
			$ 84,387,631
Mozambique — 0.4%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(1)(13)	USD	6,714	$ 4,722,628
			$ 4,722,628
North Macedonia — 2.4%
North Macedonia Government International Bond:
1.625%, 3/10/28(1)	EUR	9,943	$ 8,765,177
3.675%, 6/3/26(1)	EUR	1,992	2,036,178
6.96%, 3/13/27(1)	EUR	17,232	19,294,984
			$ 30,096,339
Pakistan — 0.2%
Pakistan Government International Bond:
8.25%, 4/15/24(1)	USD	4,327	$ 2,198,419

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Pakistan (continued)
Pakistan Government International Bond: (continued)
8.25%, 9/30/25(1)	USD	1,400	$ 580,496
			$ 2,778,915
Peru — 4.3%
Peru Government Bond:
6.15%, 8/12/32	PEN	200,901	$ 49,640,330
6.714%, 2/12/55	PEN	23,071	5,606,997
			$ 55,247,327
Romania — 3.9%
Romania Government Bond, 4.25%, 4/28/36	RON	76,475	$ 12,645,891
Romania Government International Bond:
1.75%, 7/13/30(1)	EUR	323	266,570
2.124%, 7/16/31(1)	EUR	255	208,720
2.125%, 3/7/28(1)	EUR	1,558	1,478,028
2.50%, 2/8/30(1)	EUR	488	435,581
3.375%, 1/28/50(1)	EUR	3,800	2,528,957
3.624%, 5/26/30(1)	EUR	4,062	3,843,472
4.625%, 4/3/49(1)	EUR	12,808	10,570,319
5.00%, 9/27/26(1)	EUR	8,147	9,029,700
6.625%, 9/27/29(1)	EUR	7,975	9,053,790
			$ 50,061,028
Serbia — 3.7%
Republic of Serbia:
1.00%, 9/23/28(1)	EUR	6,694	$ 5,707,768
1.50%, 6/26/29(1)	EUR	7,296	6,197,994
1.65%, 3/3/33(1)	EUR	300	218,048
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	4,374,120	35,412,065
			$ 47,535,875
Seychelles — 0.0%(12)
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	107	$ 106,606
			$ 106,606
Sri Lanka — 2.0%
Sri Lanka Government International Bond:
5.75%, 4/18/23(1)(7)	USD	7,048	$ 2,390,393
6.20%, 5/11/27(1)(7)	USD	7,329	2,476,561
6.35%, 6/28/24(1)(7)	USD	3,974	1,351,057
6.75%, 4/18/28(1)(7)	USD	13,351	4,513,606
6.825%, 7/18/26(1)(7)	USD	12,354	4,426,746
6.85%, 3/14/24(1)(7)	USD	4,889	1,663,087
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bond: (continued)
6.85%, 11/3/25(1)(7)	USD	9,977	$ 3,569,963
7.55%, 3/28/30(1)(7)	USD	5,268	1,780,214
7.85%, 3/14/29(1)(7)	USD	7,800	2,636,525
			$ 24,808,152
Suriname — 2.5%
Republic of Suriname:
9.25%, 10/26/26(1)(7)	USD	43,492	$ 31,227,256
12.875%, 12/30/23(1)(7)	USD	462	343,035
12.875%, 12/30/23(2)(7)	USD	476	353,430
			$ 31,923,721
Ukraine — 2.5%
Ukraine Government Bond:
9.79%, 5/26/27	UAH	763,973	$ 10,044,266
9.99%, 5/22/24	UAH	477,785	9,010,023
10.00%, 8/23/23	UAH	16,171	358,640
10.95%, 11/1/23	UAH	18,951	395,127
11.67%, 11/22/23	UAH	31,998	658,657
12.52%, 5/13/26	UAH	7,483	109,313
15.84%, 2/26/25	UAH	392,521	7,245,740
16.00%, 5/24/23	UAH	65,715	1,631,966
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(1)(15)(16)	USD	10,032	2,609,795
			$ 32,063,527
Uruguay — 1.0%
Uruguay Government Bond, 3.875%, 7/2/40(17)	UYU	477,836	$ 13,100,354
			$ 13,100,354
Uzbekistan — 0.3%
Republic of Uzbekistan:
14.00%, 7/19/24(1)	UZS	21,310,000	$ 1,840,163
14.50%, 11/25/23(1)	UZS	22,100,000	1,944,571
14.50%, 11/25/23(2)	UZS	3,340,000	293,885
			$ 4,078,619
Zambia — 1.1%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	89,335	$ 3,979,986
11.00%, 12/27/26	ZMW	7,560	301,652
Zambia Government International Bond:
5.375%, 9/20/22(1)(7)	USD	7,294	3,198,922

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government International Bond: (continued)
8.50%, 4/14/24(1)(7)	USD	10,397	$ 4,953,131
8.97%, 7/30/27(1)(7)	USD	3,516	1,647,597
			$ 14,081,288
Total Sovereign Government Bonds (identified cost $782,415,429)			$713,770,712

Sovereign Loans — 2.8%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 8.555%, (6 mo. EURIBOR + 5.75%), 1/6/28(18)	EUR	1,050	$ 1,223,025
			$ 1,223,025
Kenya — 0.1%
Government of Kenya, Term Loan, 11.176%, (3 mo. USD LIBOR + 6.45%), 6/29/25(18)	USD	978	$ 915,168
			$ 915,168
Nigeria — 0.3%
Bank of Industry Limited, Term Loan, 11.138%, (3 mo. USD LIBOR + 6.00%), 12/11/23(18)(19)	USD	3,331	$ 3,330,216
			$ 3,330,216
Tanzania — 2.3%
Government of the United Republic of Tanzania:
Term Loan, 10.372%, (6 mo. USD LIBOR + 5.20%), 5/23/23(18)	USD	200	$ 202,413
Term Loan, 11.434%, (6 mo. USD LIBOR + 6.30%), 4/28/31(18)	USD	31,265	29,644,754
			$ 29,847,167
Total Sovereign Loans (identified cost $37,000,972)			$ 35,315,576

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%(12)
Alpha Holding S.A., Escrow Certificates(3)(16)	11,670,000	$ 0
Alpha Holding S.A., Escrow Certificates(3)(16)	18,638,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 8.3%
Affiliated Fund — 7.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(20)	96,066,799	$ 96,066,799
Total Affiliated Fund (identified cost $96,066,799)		$ 96,066,799

Sovereign Government Securities — 0.1%
Security	Principal Amount (000's omitted)		Value
Uruguay — 0.1%
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	65,345	$ 1,489,549
Total Sovereign Government Securities (identified cost $1,401,320)			$ 1,489,549

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/2/23	$85	$ 85,190
0.00%, 5/9/23(21)	3,000	2,997,257
0.00%, 5/16/23(21)	4,378	4,370,316
0.00%, 5/30/23	130	129,371
Total U.S. Treasury Obligations (identified cost $7,582,056)		$ 7,582,134
Total Short-Term Investments (identified cost $105,050,175)		$105,138,482

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Value
Total Purchased Options and Swaptions — 0.5% (identified cost $6,592,235)	$ 6,110,096
Total Investments — 93.6% (identified cost $1,314,745,362)	$1,190,597,917
Other Assets, Less Liabilities — 6.4%	$ 82,014,818
Net Assets — 100.0%	$1,272,612,735
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $545,068,062 or 42.8% of the Fund's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $98,336,347 or 7.7% of the Fund's net assets.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2023.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Issuer is in default with respect to interest and/or principal payments.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	When-issued security.
(10)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	Amount is less than 0.05%.
(13)	Step coupon security. Interest rate represents the rate in effect at April 30, 2023.
(14)	Principal amount is less than $500.
(15)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(16)	Non-income producing security.
(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(18)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(19)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(20)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD (Digital Option)	Goldman Sachs International	USD	3,150,000	BRL	4.80	6/6/23	$ 498,790
Call BRL vs. Put USD (Digital Option)	Citibank, N.A.	USD	2,200,000	BRL	4.80	9/6/23	507,195
Call MXN vs. Put USD (Digital Option)	JPMorgan Chase Bank, N.A.	USD	180,000	MXN	17.50	7/7/23	31,626
Total							$1,037,611

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Purchased Credit Default Swaptions (OTC) — 0.4%
Description	Counterparty	Notional Amount		Expiration Date	Value
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 9/20/28 buy protection at 96 basis point spread	Citibank, N.A.	USD	180,000,000	9/20/23	$2,496,600
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 10/18/28 buy protection at 96 basis point spread	Goldman Sachs International	USD	149,500,000	10/18/23	2,575,885
Total					$5,072,485
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	11,030,000	USD	2,093,497	5/3/23	$ 117,899
USD	247,593	BRL	1,254,997	5/3/23	(4,021)
USD	249,532	BRL	1,267,000	5/3/23	(4,488)
USD	467,522	BRL	2,368,000	5/3/23	(7,236)
USD	1,181,676	BRL	6,140,002	5/3/23	(49,328)
USD	6,066,208	KRW	7,980,400,000	5/15/23	96,773
USD	5,296,712	KRW	6,965,600,000	5/15/23	86,360
BRL	39,910,634	USD	7,583,017	6/9/23	359,962
COP	32,997,800,000	USD	6,851,703	6/21/23	94,803
COP	8,008,440,000	USD	1,651,027	6/21/23	34,863
COP	37,000,000	USD	8,057	6/21/23	(268)
COP	121,000,000	USD	26,348	6/21/23	(875)
COP	1,180,477,217	USD	257,575	6/21/23	(9,068)
COP	3,851,522,783	USD	840,386	6/21/23	(29,586)
EUR	4,535,072	USD	4,876,975	6/21/23	134,202
EUR	1,008,064	USD	1,084,063	6/21/23	29,831
EUR	669,537	USD	734,616	6/21/23	5,211
EUR	64,827	USD	69,209	6/21/23	2,424
KRW	2,230,000,000	USD	1,695,817	6/21/23	(24,218)
KRW	1,310,000,000	USD	1,016,323	6/21/23	(34,352)
KRW	1,822,000,000	USD	1,402,844	6/21/23	(37,080)
KRW	1,821,000,000	USD	1,402,928	6/21/23	(37,913)
KRW	2,022,700,000	USD	1,565,267	6/21/23	(49,058)
KRW	6,632,000,000	USD	5,061,050	6/21/23	(89,727)
KRW	11,708,000,000	USD	9,083,291	6/21/23	(307,017)
KRW	16,287,000,000	USD	12,540,134	6/21/23	(331,459)
KRW	16,275,000,000	USD	12,538,521	6/21/23	(338,841)
KRW	18,089,700,000	USD	13,998,715	6/21/23	(438,743)
PEN	34,310,000	USD	9,004,304	6/21/23	224,237
PEN	17,275,388	USD	4,533,746	6/21/23	112,905
USD	71,351	COP	344,477,217	6/21/23	(1,166)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	179,979	COP	873,000,000	6/21/23	$ (3,800)
USD	1,334,736	COP	6,444,000,000	6/21/23	(21,817)
USD	1,957,222	COP	9,449,313,218	6/21/23	(31,992)
USD	3,364,134	COP	16,318,000,000	6/21/23	(71,037)
USD	4,933,018	COP	23,928,000,000	6/21/23	(104,166)
USD	584,977	EUR	533,155	6/21/23	(4,150)
USD	391,873	EUR	364,400	6/21/23	(10,783)
USD	426,952	EUR	397,020	6/21/23	(11,749)
USD	1,084,063	EUR	1,008,064	6/21/23	(29,831)
USD	2,087,305	EUR	1,940,973	6/21/23	(57,437)
USD	17,595,549	EUR	16,036,775	6/21/23	(124,813)
USD	4,836,186	EUR	4,497,142	6/21/23	(133,079)
USD	4,876,975	EUR	4,535,072	6/21/23	(134,202)
USD	4,842,830	EUR	4,536,227	6/21/23	(169,623)
USD	10,154,031	EUR	9,442,177	6/21/23	(279,413)
USD	12,345,680	EUR	11,472,977	6/21/23	(331,763)
USD	14,582,632	EUR	13,560,307	6/21/23	(401,276)
USD	19,049,454	EUR	17,713,980	6/21/23	(524,192)
USD	23,179,894	EUR	21,554,853	6/21/23	(637,851)
USD	20,824,216	EUR	19,506,000	6/21/23	(729,581)
USD	31,790,252	EUR	29,561,577	6/21/23	(874,785)
USD	2,719,951	KRW	3,512,000,000	6/21/23	87,368
USD	143,790	PEN	550,000	6/21/23	(4,146)
USD	476,509	PEN	1,821,000	6/21/23	(13,295)
USD	828,251	PEN	3,137,000	6/21/23	(15,525)
USD	1,723,081	PEN	6,521,000	6/21/23	(30,907)
USD	2,893,931	PEN	10,968,000	6/21/23	(56,189)
USD	2,352,748	PEN	8,959,735	6/21/23	(57,199)
USD	3,856,034	PEN	14,710,000	6/21/23	(100,591)
USD	5,199,979	PEN	19,814,000	6/21/23	(129,496)
USD	4,516,087	PEN	17,275,388	6/21/23	(130,565)
USD	6,245,155	PEN	23,844,000	6/21/23	(168,291)
USD	6,762,242	PEN	25,825,000	6/21/23	(184,044)
USD	12,111,419	PEN	46,122,705	6/21/23	(294,447)
USD	26,769,368	PEN	102,002,000	6/21/23	(666,645)
BRL	1,254,998	USD	244,677	7/5/23	3,993
IDR	51,703,800,000	USD	3,309,346	7/11/23	211,754
IDR	40,515,500,000	USD	2,583,155	7/11/23	176,006
IDR	32,413,000,000	USD	2,067,828	7/11/23	139,542
IDR	32,412,700,000	USD	2,070,092	7/11/23	137,257
USD	2,368,996	IDR	36,090,000,000	7/11/23	(88,782)
USD	2,893,598	IDR	44,110,000,000	7/11/23	(110,354)
USD	5,040,669	IDR	76,845,000,000	7/11/23	(192,581)
KRW	1,149,000,000	USD	876,016	7/21/23	(13,060)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	74,517,925,000	USD	4,855,233	7/25/23	$ 218,486
IDR	90,588,256,118	USD	5,956,227	7/25/23	211,677
IDR	71,914,000,000	USD	4,826,670	7/25/23	69,756
IDR	19,184,719,330	USD	1,270,764	7/25/23	35,471
IDR	39,336,982,820	USD	2,648,491	7/25/23	29,855
IDR	14,797,000,000	USD	994,195	7/25/23	13,292
IDR	3,251,310,000	USD	212,754	7/25/23	8,619
USD	721,065	IDR	10,618,257,800	7/25/23	(1,903)
USD	2,081,339	IDR	30,802,900,000	7/25/23	(15,945)
USD	2,602,099	IDR	38,503,000,000	7/25/23	(19,464)
USD	3,123,738	IDR	46,204,300,000	7/25/23	(22,185)
USD	1,247,292	IDR	18,657,000,000	7/25/23	(23,011)
USD	1,379,525	IDR	20,981,200,000	7/25/23	(49,027)
USD	3,902,160	IDR	59,312,837,221	7/25/23	(136,287)
USD	4,386,139	IDR	66,735,145,599	7/25/23	(157,673)
USD	10,712,194	IDR	160,800,000,000	7/25/23	(236,233)
USD	5,418,375	IDR	83,161,000,000	7/25/23	(243,828)
USD	4,825,665	IDR	74,517,925,000	7/25/23	(248,054)
USD	5,902,300	IDR	90,588,256,118	7/25/23	(265,605)
USD	19,337,120	IDR	290,902,413,000	7/25/23	(469,622)
BRL	2,368,000	USD	459,601	8/2/23	6,850
BRL	1,267,000	USD	245,234	8/2/23	4,341
BRL	25,551,559	USD	4,764,167	9/11/23	232,820
					$(7,740,181)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	90,000	USD	13,261	Standard Chartered Bank	5/8/23	$ —	$ (265)
CNH	106,185	USD	15,647	Standard Chartered Bank	5/8/23	—	(315)
MYR	19,000,000	USD	4,295,727	Goldman Sachs International	5/10/23	—	(21,357)
MYR	21,730,000	USD	4,913,510	Goldman Sachs International	5/10/23	—	(24,982)
MYR	18,652,000	USD	4,237,069	Barclays Bank PLC	5/15/23	—	(39,834)
MYR	20,500,000	USD	4,769,105	Goldman Sachs International	5/15/23	—	(156,017)
MYR	38,400,000	USD	8,939,588	Goldman Sachs International	5/15/23	—	(298,486)
USD	13,013,699	MYR	57,000,000	Barclays Bank PLC	5/15/23	187,063	—
USD	515,442	ZMW	10,128,442	Standard Chartered Bank	5/17/23	—	(53,956)
UZS	3,990,518,934	USD	339,619	ICBC Standard Bank plc	6/2/23	6,432	—
USD	7,555,970	BRL	39,910,634	Goldman Sachs International	6/9/23	—	(387,009)
CZK	69,900,000	EUR	2,906,392	Citibank, N.A.	6/21/23	54,495	—
CZK	187,600,000	USD	8,401,070	UBS AG	6/21/23	364,355	—
EUR	529,338	RON	2,638,281	UBS AG	6/21/23	—	(4,379)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	12,603,287	USD	13,480,589	Goldman Sachs International	6/21/23	$ 445,828	$ —
HUF	979,719,735	EUR	2,556,773	UBS AG	6/21/23	25,452	—
HUF	992,944,189	EUR	2,594,671	UBS AG	6/21/23	22,054	—
MXN	1,443,143	USD	78,606	UBS AG	6/21/23	856	—
MYR	15,400,000	USD	3,414,445	Barclays Bank PLC	6/21/23	59,109	—
MYR	2,312,200	USD	513,252	Barclays Bank PLC	6/21/23	8,277	—
MYR	24,587,800	USD	5,466,142	Credit Agricole Corporate and Investment Bank	6/21/23	79,770	—
MYR	3,300,000	USD	733,904	Goldman Sachs International	6/21/23	10,429	—
MYR	3,900,000	USD	884,354	Goldman Sachs International	6/21/23	—	(4,688)
USD	13,088,403	EUR	12,320,688	Standard Chartered Bank	6/21/23	—	(525,747)
USD	75,761	MXN	1,468,000	Bank of America, N.A.	6/21/23	—	(5,070)
USD	1,392,736	MXN	26,899,000	Goldman Sachs International	6/21/23	—	(88,375)
USD	1,643,381	MXN	31,754,000	Goldman Sachs International	6/21/23	—	(105,055)
USD	2,108,823	MXN	40,778,000	Goldman Sachs International	6/21/23	—	(136,492)
USD	1,017,289	MXN	18,817,000	Standard Chartered Bank	6/21/23	—	(18,811)
USD	1,502,937	MXN	29,046,000	Standard Chartered Bank	6/21/23	—	(96,391)
USD	1,712,784	MXN	33,045,000	Standard Chartered Bank	6/21/23	—	(106,738)
USD	1,862,665	MXN	35,914,000	Standard Chartered Bank	6/21/23	—	(114,828)
USD	12,606,448	MXN	233,184,000	Standard Chartered Bank	6/21/23	—	(233,110)
USD	12,145,892	MXN	224,253,246	UBS AG	6/21/23	—	(201,923)
USD	47,116,424	MXN	865,022,154	UBS AG	6/21/23	—	(513,358)
USD	2,668,086	PEN	10,185,500	Standard Chartered Bank	6/21/23	—	(71,561)
USD	1,491,100	UYU	58,302,000	Citibank, N.A.	6/21/23	1,415	—
USD	12,152,094	ZAR	224,996,021	Goldman Sachs International	6/21/23	—	(92,963)
ZAR	134,921,188	USD	7,267,785	Goldman Sachs International	6/21/23	75,091	—
ZAR	134,921,188	USD	7,272,870	Goldman Sachs International	6/21/23	70,005	—
ZAR	134,921,188	USD	7,277,702	Goldman Sachs International	6/21/23	65,173	—
ZAR	134,114,163	USD	7,237,879	Goldman Sachs International	6/21/23	61,075	—
ZAR	55,860,000	USD	3,030,762	UBS AG	6/21/23	9,331	—
USD	2,446,638	UYU	95,688,000	Citibank, N.A.	6/22/23	2,076	—
UZS	6,765,805,712	USD	575,324	ICBC Standard Bank plc	7/13/23	4,974	—
UZS	44,136,000,000	USD	3,600,000	ICBC Standard Bank plc	8/1/23	169,995	—
UZS	6,765,805,712	USD	571,074	ICBC Standard Bank plc	8/1/23	6,845	—
UZS	3,370,544,682	USD	284,673	ICBC Standard Bank plc	8/15/23	2,205	—
USD	4,767,082	BRL	25,551,559	Citibank, N.A.	9/11/23	—	(229,905)
USD	12,250,963	ZAR	224,927,675	UBS AG	9/18/23	116,127	—
UZS	3,566,810,426	USD	298,104	ICBC Standard Bank plc	10/13/23	991	—
UZS	20,939,712,575	USD	1,668,503	JPMorgan Chase Bank, N.A.	10/24/23	82,566	—
UZS	6,924,287,425	USD	557,511	JPMorgan Chase Bank, N.A.	11/7/23	13,052	—
HUF	1,972,636,076	EUR	5,572,033	Barclays Bank PLC	1/30/24	306,711	—
HUF	595,400,000	EUR	1,654,836	UBS AG	1/30/24	108,464	—
						$2,360,216	$(3,531,615)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/10/23	COP	6,170,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$1,313,325	$ (12,411)
5/15/23	COP	37,825,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	8,051,298	(72,188)
5/16/23	COP	11,611,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,471,477	(22,382)
5/22/23	COP	9,255,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,969,987	(10,695)
5/23/23	COP	14,933,400	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	3,178,672	(27,435)
5/24/23	COP	8,227,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,751,171	(11,220)
6/12/23	COP	23,479,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,997,659	(54,435)
6/23/23	COP	15,290,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,254,704	(37,286)
6/26/23	COP	29,473,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,273,670	(86,828)
						$(334,880)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(351)	Short	6/8/23	$ (45,626,910)	$(1,155,205)
Euro-Bund	(147)	Short	6/8/23	(21,957,923)	(774,775)
Euro-Buxl	(86)	Short	6/8/23	(13,219,500)	(599,458)
U.S. 2-Year Treasury Note	(141)	Short	6/30/23	(29,069,133)	(292,693)
U.S. 5-Year Treasury Note	(1,641)	Short	6/30/23	(180,086,930)	(3,260,595)
U.S. 10-Year Treasury Note	(928)	Short	6/21/23	(106,908,500)	(2,228,418)
U.S. Ultra-Long Treasury Bond	(36)	Short	6/21/23	(5,090,625)	(242,282)
					$(8,553,426)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	2,377,400	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	$ 200,088	$ —	$ 200,088
CLP	7,301,860	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	714,360	—	714,360
CLP	1,400,390	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	145,909	—	145,909
CNY	23,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	22,558	—	22,558
CNY	23,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	22,482	—	22,482
CNY	27,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/21/28	27,548	—	27,548
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	106,950	—	106,950
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	104,780	—	104,780
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	205,883	—	205,883
COP	2,616,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	82,262	—	82,262
COP	3,964,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	120,890	—	120,890
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	199,205	—	199,205
COP	2,551,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	77,728	—	77,728
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	196,534	—	196,534
COP	3,514,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	104,568	—	104,568
COP	11,139,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	320,922	—	320,922
COP	13,613,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	374,749	—	374,749
COP	11,139,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(255,395)	—	(255,395)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	8,124,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	$ 65,149	$ —	$ 65,149
COP	15,425,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	111,635	—	111,635
COP	8,124,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	54,644	—	54,644
COP	8,227,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	39,233	—	39,233
COP	5,667,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	21,753	—	21,753
COP	13,570,816	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	11,379	—	11,379
COP	5,064,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(197)	(75)	(272)
COP	9,722,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(5,661)	—	(5,661)
COP	13,200,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.07% (pays quarterly)	6/21/28	1,771	—	1,771
KRW	24,428,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	56,820	—	56,820
KRW	20,585,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(8,436)	—	(8,436)
KRW	32,624,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.09% (pays quarterly)	9/30/27	958,262	—	958,262
KRW	32,295,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.10% (pays quarterly)	9/30/27	953,738	—	953,738
KRW	25,989,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.10% (pays quarterly)	9/30/27	771,645	—	771,645
KRW	6,900,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/21/27	199,903	—	199,903
KRW	7,277,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.04% (pays quarterly)	12/21/27	214,253	—	214,253
KRW	11,074,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.05% (pays quarterly)	12/21/27	329,741	—	329,741
KRW	1,214,800	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.08% (pays quarterly)	12/21/27	37,392	—	37,392

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	4,373,900	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.04% (pays quarterly)	1/26/28	$ (14,665)	$ —	$ (14,665)
KRW	6,288,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.06% (pays quarterly)	3/15/28	(21,344)	—	(21,344)
KRW	1,806,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	28,028	—	28,028
KRW	1,806,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	30,232	—	30,232
KRW	1,868,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	31,595	—	31,595
MXN	865,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	1,205,965	—	1,205,965
MXN	179,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	75,128	—	75,128
MXN	546,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	253,686	—	253,686
MXN	241,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	4/18/28	20,005	—	20,005
ZAR	51,710	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(206,963)	104	(206,859)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(207,723)	104	(207,619)
ZAR	51,870	Pays	3-month ZAR JIBAR (pays quarterly)	5.45% (pays quarterly)	2/24/26	(204,556)	107	(204,449)
ZAR	36,590	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(143,223)	76	(143,147)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.51% (pays quarterly)	2/24/26	(200,102)	110	(199,992)
ZAR	68,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(264,634)	147	(264,487)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(353,554)	250	(353,304)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(344,489)	257	(344,232)
ZAR	41,843	Pays	3-month ZAR JIBAR (pays quarterly)	5.85% (pays quarterly)	5/28/26	(150,804)	120	(150,684)
ZAR	79,900	Pays	3-month ZAR JIBAR (pays quarterly)	6.02% (pays quarterly)	7/15/26	(273,133)	237	(272,896)
ZAR	223,320	Pays	3-month ZAR JIBAR (pays quarterly)	5.86% (pays quarterly)	9/15/26	(868,742)	663	(868,079)
ZAR	253,308	Pays	3-month ZAR JIBAR (pays quarterly)	5.87% (pays quarterly)	9/15/26	(980,321)	756	(979,565)
ZAR	93,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.53% (pays quarterly)	12/15/26	(276,673)	—	(276,673)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	194,436	Pays	3-month ZAR JIBAR (pays quarterly)	8.18% (pays quarterly)	9/21/27	$ (51,913)	$ —	$ (51,913)
ZAR	85,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	12/21/27	74,232	—	74,232
ZAR	482,515	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(762,421)	241	(762,180)
ZAR	465,474	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	(690,676)	264	(690,412)
ZAR	60,811	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/20/28	(89,924)	33	(89,891)
ZAR	150,225	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	3/15/28	(232,444)	—	(232,444)
ZAR	213,400	Pays	3-month ZAR JIBAR (pays quarterly)	7.74% (pays quarterly)	3/15/28	(317,247)	—	(317,247)
ZAR	950,000	Pays	3-month ZAR JIBAR (pays quarterly)	7.96% (pays quarterly)	6/21/28	(1,161,547)	—	(1,161,547)
Total						$486,818	$3,394	$490,212
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	$ 21,028
Citibank, N.A.	ZAR	16,160	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(50,738)
JPMorgan Chase Bank, N.A.	MYR	13,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	25,403
Total							$(4,307)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	$10,044	1.00% (pays quarterly)(1)	6/20/28	$ 46,790	$ (171,706)	$(124,916)
Turkey	10,709	1.00% (pays quarterly)(1)	6/20/28	1,830,157	(1,861,428)	(31,271)
Total				$1,876,947	$(2,033,134)	$(156,187)
*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Fund Receives	Fund Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 15,623,870 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	10/14/25/ 10/14/28	$47,900
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,936,888,470 (pays semi-annually)**	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)**	Not Applicable/ 4/8/32	(406,979)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 5,938,248,580 (pays semi-annually)**	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)**	Not Applicable/ 4/11/32	(1,352,707)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,096,751,075 (pays semi-annually)**	1.85% on CLP equivalent of CLF 238,000 (pays semi-annually)**	Not Applicable/ 4/20/32	(191,490)
				$(1,903,276)
(1)	Effective date represents the date on which the Fund and counterparty exchange the currencies and begin interest payment accrual.
*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
**	At the termination date, the Fund will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee

KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romanian Leu
RSD	– Serbian Dinar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha
At April 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps and swaptions to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.
Affiliated Investments
At April 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $96,066,799, which represents 7.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$59,947,441	$769,744,665	$(733,625,307)	$ —	$ —	$96,066,799	$2,342,377	96,066,799
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ —	$ 17,902,997	$ —	$ 17,902,997
Foreign Corporate Bonds	—	298,511,205	433,248	298,944,453
Loan Participation Notes	—	—	11,091,576	11,091,576
Senior Floating-Rate Loans	—	2,324,025	—	2,324,025
Sovereign Government Bonds	—	713,770,712	—	713,770,712
Sovereign Loans	—	35,315,576	—	35,315,576
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	96,066,799	—	—	96,066,799
Sovereign Government Securities	—	1,489,549	—	1,489,549
U.S. Treasury Obligations	—	7,582,134	—	7,582,134
Purchased Currency Options	—	1,037,611	—	1,037,611
Purchased Credit Default Swaptions	—	5,072,485	—	5,072,485
Total Investments	$96,066,799	$1,083,006,294	$11,524,824	$1,190,597,917
Forward Foreign Currency Exchange Contracts	$ —	$ 5,246,773	$ —	$ 5,246,773
Swap Contracts	—	10,544,883	—	10,544,883
Total	$96,066,799	$1,098,797,950	$11,524,824	$1,206,389,573
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (14,158,353)	$ —	$ (14,158,353)
Non-Deliverable Bond Forward Contracts	—	(334,880)	—	(334,880)
Futures Contracts	(8,553,426)	—	—	(8,553,426)
Swap Contracts	—	(10,088,701)	—	(10,088,701)
Total	$(8,553,426)	$ (24,581,934)	$ —	$ (33,135,360)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of July 31, 2022	$780,481	$14,639,089	$27,981,581	$1,760,646	$ 45,161,797
Realized gains (losses)	—	(386,022)	—	—	(386,022)
Change in net unrealized appreciation (depreciation)	9,017	(252,943)	—	—	(243,926)
Cost of purchases	—	—	—	—	—
Proceeds from sales, including return of capital	(356,250)	(2,908,548)	—	—	(3,264,798)
Accrued discount (premium)	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

	Foreign Corporate Bonds	Loan Participation Notes	Sovereign Government Bonds	Sovereign Government Securities	Total
Transfers from Level 3(1)	—	—	(27,981,581)	(1,760,646)	(29,742,227)
Balance as of April 30, 2023	$ 433,248	$11,091,576	$ —	$ —	$ 11,524,824
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2023	$ 11,536	$ (138,384)	$ —	$ —	$ (126,848)
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired during the fiscal year to date ended April 30, 2023 at $0 cost and valued at $0 at April 30, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2023:
Type of Investment	Fair Value as of April 30, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$433,248	Matrix Pricing	Credit spread to U.S. Treasury	42.34%	Decrease
Loan Participation Notes	11,091,576	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.73%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
Investment Valuation - Derivatives. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.